Guarantor Financial Information - Cash Flow (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Oct. 15, 2011	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities		$ (171,113)	$ 34,978	$ 615,556	$ 963,184	$ 779,977
Proceeds from sale of fixed maturities and short-term investments		3,772,077	1,473,941	16,868,228	4,896,112	4,341,429
Proceeds from redemption of fixed maturities and short-term investments		949,221	1,053,739	3,751,174	3,601,793	4,008,333
Proceeds from sale of equity securities		62,895	189,473	664,735	571,410	245,538
Purchases of fixed maturities and short term investments		(4,325,679)	(2,835,304)	(19,718,064)	(7,158,258)	(9,143,973)
Purchases of equity securities		(55,411)	(94,141)	(567,334)	(445,504)	(534,356)
Proceeds from sale of affiliates		41,538	77,916	188,023	240,785	190,954
Purchases of affiliates		(247,049)	(29,037)	(280,856)	(371,226)	(353,678)
Returns of capital from subsidiaries			0	0	0	0
Purchase of subsidiary, net of cash acquired		(69,745)	0	(1,020,015)	0	0
Proceeds from sale of life reinsurance subsidiary				0	570,000	0
Proceeds from sale of subsidiary				560,552	0	0
Change in restricted cash		(6,027)	0	(154,992)	0	0
Other, net		82,141	(32,141)	(155,019)	(193,491)	47,891
Net cash provided by (used in) investing activities		203,961	(195,554)	136,432	1,711,621	(1,197,862)
Proceeds from issuance of ordinary shares and exercise of stock options		491	1,772	9,976	6,367	12,623
Buybacks of ordinary shares		(355,901)	(1,966)	(468,971)	(801,953)	(675,617)
Dividends paid on ordinary shares		(57,861)	(40,922)	(208,516)	(169,620)	(160,155)
Return of capital			0	0	0	0
Distributions to non-controlling interests		(27,857)	(7,172)	(117,683)	(78,465)	(77,670)
Contributions from non-controlling interest		883	2,569	23,610	48,261	7,747
Proceeds from issuance of debt		0	980,600	980,600	0	592,615
Repayment of debt				(87,447)	(600,000)	0
Deposit liabilities		(8,546)	(38,788)	(84,758)	(268,298)	(94,386)
Net cash provided by (used in) financing activities		(448,791)	896,093	46,811	(1,863,708)	(394,843)
Effects of exchange rate changes on foreign currency cash		(19,396)	(47,397)	(64,377)	(90,115)	(4,818)
Net change in cash and cash equivalents		(435,339)	688,120	734,422	720,982	(817,546)
Cash and cash equivalents – beginning of period		3,256,236	2,521,814	2,521,814	1,800,832	2,618,378
Cash and cash equivalents – end of period		2,820,897	3,209,934	3,256,236	2,521,814	1,800,832
Series D preference ordinary shares
Condensed Cash Flow Statements, Captions [Line Items]
Proceeds from issuance of ordinary shares	$ 350,000
Consolidating Adjustments and Eliminations
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities		0	(109,668)	(764,277)	(858,521)	(617,719)
Proceeds from sale of fixed maturities and short-term investments		(176,454)	(237,832)	(359,894)	(472,539)	(194,851)
Proceeds from redemption of fixed maturities and short-term investments		0	0	0	0	0
Proceeds from sale of equity securities		0	0	0	0	0
Purchases of fixed maturities and short term investments		176,454	237,832	359,894	472,539	194,851
Purchases of equity securities		0	0	0	0	0
Proceeds from sale of affiliates		0	0	0	0	0
Purchases of affiliates		0	0	0	0	0
Returns of capital from subsidiaries			(65,037)	(2,112,037)	(561,656)	(631,501)
Purchase of subsidiary, net of cash acquired		0		2,317,699
Proceeds from sale of life reinsurance subsidiary				(2,317,699)	0
Proceeds from sale of subsidiary				0
Change in restricted cash		0		0	0	0
Other, net		0	0	0	0	0
Net cash provided by (used in) investing activities		0	(65,037)	(2,112,037)	(561,656)	(631,501)
Proceeds from issuance of ordinary shares and exercise of stock options		0	0	0	0	0
Buybacks of ordinary shares		0	0	0	0	0
Dividends paid on ordinary shares		0	109,668	764,277	858,521	617,719
Return of capital			65,037	2,112,037	561,656	631,501
Distributions to non-controlling interests		0	0	0	0	0
Contributions from non-controlling interest		0	0	0	0	0
Proceeds from issuance of debt			0	0		0
Repayment of debt				0	0
Deposit liabilities		0	0	0	0	0
Net cash provided by (used in) financing activities		0	174,705	2,876,314	1,420,177	1,249,220
Effects of exchange rate changes on foreign currency cash		0	0	0	0	0
Net change in cash and cash equivalents		0	0	0	0	0
Cash and cash equivalents – beginning of period		0	0	0	0	0
Cash and cash equivalents – end of period		0	0	0	0	0
XL- Ireland
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities		410,395	(31,120)	561,468	895,854	740,308
Proceeds from sale of fixed maturities and short-term investments		0	0	0	0	0
Proceeds from redemption of fixed maturities and short-term investments		0	0	0	0	0
Proceeds from sale of equity securities		0	0	0	0	0
Purchases of fixed maturities and short term investments		0	0	0	0	0
Purchases of equity securities		0	0	0	0	0
Proceeds from sale of affiliates		0	0	0	0	0
Purchases of affiliates		0	0	0	0	0
Returns of capital from subsidiaries			65,037	65,037	79,086	84,589
Purchase of subsidiary, net of cash acquired		0		(2,287,579)	0	0
Proceeds from sale of life reinsurance subsidiary				2,317,699	0	0
Proceeds from sale of subsidiary				0
Change in restricted cash		0		0	0	0
Other, net		0	0	0	0	0
Net cash provided by (used in) investing activities		0	65,037	95,157	79,086	84,589
Proceeds from issuance of ordinary shares and exercise of stock options		491	1,772	9,976	6,367	12,623
Buybacks of ordinary shares		(355,901)	(1,966)	(468,971)	(801,953)	(675,617)
Dividends paid on ordinary shares		(57,861)	(40,922)	(208,516)	(169,620)	(160,155)
Return of capital			0	0	0	0
Distributions to non-controlling interests		0	0	0	0	0
Contributions from non-controlling interest		0	0	0	0	0
Proceeds from issuance of debt			0	0		0
Repayment of debt				0	0
Deposit liabilities		0	0	0	0	0
Net cash provided by (used in) financing activities		(413,271)	(41,116)	(667,511)	(965,206)	(823,149)
Effects of exchange rate changes on foreign currency cash		0	0	0	0	0
Net change in cash and cash equivalents		(2,876)	(7,199)	(10,886)	9,734	1,748
Cash and cash equivalents – beginning of period		11,557	22,443	22,443	12,709	10,961
Cash and cash equivalents – end of period		8,681	15,244	11,557	22,443	12,709
XL-Cayman
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities		(48,205)	134,448	148,850	518,715	(175,056)
Proceeds from sale of fixed maturities and short-term investments		132,687	201,638	1,482,875	574,673	254,053
Proceeds from redemption of fixed maturities and short-term investments		26,181	92,336	188,788	351,737	203,054
Proceeds from sale of equity securities		0	0	0	0	0
Purchases of fixed maturities and short term investments		(190,119)	(453,628)	(1,296,980)	(307,830)	(828,603)
Purchases of equity securities		0	0	0	0	0
Proceeds from sale of affiliates		0	0	0	0	0
Purchases of affiliates		0	0	0	0	0
Returns of capital from subsidiaries			0	2,047,000	482,570	546,912
Purchase of subsidiary, net of cash acquired		0		(2,317,699)
Proceeds from sale of life reinsurance subsidiary				0	0
Proceeds from sale of subsidiary				0
Change in restricted cash		0		0	0	0
Other, net		0	0	0	1,920	3,753
Net cash provided by (used in) investing activities		(31,251)	(159,654)	103,984	1,103,070	179,169
Proceeds from issuance of ordinary shares and exercise of stock options		0	0	0	0	0
Buybacks of ordinary shares		0	0	0	0	0
Dividends paid on ordinary shares		0	(109,668)	(764,277)	(858,521)	(617,719)
Return of capital			(65,037)	(65,037)	(79,086)	(84,589)
Distributions to non-controlling interests		(3,077)	(2,995)	(77,093)	(77,002)	(77,670)
Contributions from non-controlling interest		0	0	0	0	0
Proceeds from issuance of debt			980,600	980,600		592,615
Repayment of debt				0	(600,000)
Deposit liabilities		0	0	0	0	0
Net cash provided by (used in) financing activities		(3,077)	802,900	74,193	(1,614,609)	(187,363)
Effects of exchange rate changes on foreign currency cash		0	0	0	0	0
Net change in cash and cash equivalents		(82,533)	777,694	327,027	7,176	(183,250)
Cash and cash equivalents – beginning of period		369,997	42,970	42,970	35,794	219,044
Cash and cash equivalents – end of period		287,464	820,664	369,997	42,970	35,794
Other XL-Ireland Subsidiaries
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities		(533,303)	41,318	669,515	407,136	832,444
Proceeds from sale of fixed maturities and short-term investments		3,815,844	1,510,135	15,745,247	4,793,978	4,282,227
Proceeds from redemption of fixed maturities and short-term investments		923,040	961,403	3,562,386	3,250,056	3,805,279
Proceeds from sale of equity securities		62,895	189,473	664,735	571,410	245,538
Purchases of fixed maturities and short term investments		(4,312,014)	(2,619,508)	(18,780,978)	(7,322,967)	(8,510,221)
Purchases of equity securities		(55,411)	(94,141)	(567,334)	(445,504)	(534,356)
Proceeds from sale of affiliates		41,538	77,916	188,023	240,785	190,954
Purchases of affiliates		(247,049)	(29,037)	(280,856)	(371,226)	(353,678)
Returns of capital from subsidiaries			0	0	0	0
Purchase of subsidiary, net of cash acquired		(69,745)		1,267,564
Proceeds from sale of life reinsurance subsidiary				0	570,000
Proceeds from sale of subsidiary				560,552
Change in restricted cash		(6,027)		(154,992)	0	0
Other, net		82,141	(32,141)	(155,019)	(195,411)	44,138
Net cash provided by (used in) investing activities		235,212	(35,900)	2,049,328	1,091,121	(830,119)
Proceeds from issuance of ordinary shares and exercise of stock options		0	0	0	0	0
Buybacks of ordinary shares		0	0	0	0	0
Dividends paid on ordinary shares		0	0	0	0	0
Return of capital			0	(2,047,000)	(482,570)	(546,912)
Distributions to non-controlling interests		(24,780)	(4,177)	(40,590)	(1,463)	0
Contributions from non-controlling interest		883	2,569	23,610	48,261	7,747
Proceeds from issuance of debt			0	0		0
Repayment of debt				(87,447)	0
Deposit liabilities		(8,546)	(38,788)	(84,758)	(268,298)	(94,386)
Net cash provided by (used in) financing activities		(32,443)	(40,396)	(2,236,185)	(704,070)	(633,551)
Effects of exchange rate changes on foreign currency cash		(19,396)	(47,397)	(64,377)	(90,115)	(4,818)
Net change in cash and cash equivalents		(349,930)	(82,375)	418,281	704,072	(636,044)
Cash and cash equivalents – beginning of period		2,874,682	2,456,401	2,456,401	1,752,329	2,388,373
Cash and cash equivalents – end of period		$ 2,524,752	$ 2,374,026	$ 2,874,682	$ 2,456,401	$ 1,752,329